PROVISION FOR SEC SETTLEMENT	12 Months Ended
Dec. 31, 2021
PROVISION FOR SEC SETTLEMENT
PROVISION FOR SEC SETTLEMENT

20.  PROVISION FOR SEC SETTLEMENT

On December 16, 2020, the SEC announced its settlement with the Company (“SEC Settlement”) regarding the Fabricated Transactions. Under the terms of the settlement, the Group, without admitting or denying the allegations of the SEC, consented to the entry of an order (i) requiring it to pay a civil money penalty in the amount of US$180,000 to the SEC, which shall be offset by any cash payments made by the Group to its security holders pursuant to any schemes of arrangement approved by the Cayman Court in the proceeding for our provisional liquidation and restructuring, provided that such payments are made within 18 months subject to extensions granted by the SEC up to 24 months and the final distribution plan is not reasonably objectionable to the SEC staff, and (ii) permanently enjoining it from violations of certain federal securities laws, including Section 10(b) of the Securities Exchange Act of 1934. On February 4, 2021, the United States District Court for the Southern District of New York issued a judgment (the “Judgement”) approving the SEC Settlement.

On March 16, 2021, the Company announced that it entered into a restructuring support agreement with holders of a majority of the Notes. See “Note 13. Convertible Senior Notes – Restructuring of the Notes”.

Upon the issuance of the 2020 Form 20-F, the Company was unable to predict with certainty the total amount of cash that would be paid to security holders according to the Cayman Court proceeding within the timeframe stipulated in the SEC Settlement and whether any ultimately approved distribution plan would be subject to any successful reasonable objections by the SEC Staff as contemplated by the SEC Settlement. Consequently, as of December 31, 2020, the full amount of the SEC penalty in the amount of US$180,000 (RMB1,174,500) was recorded as non-current liability.

On December 17, 2021, the Scheme that was proposed by the Company with the support of its JPLs in relation to the restructuring of the Notes became effective. The Restructuring contemplated in the Scheme was substantially consummated on the Restructuring Effective Date of January 28, 2022, on which date the Company completed the tender process with respect to the Notes and issued the Scheme Consideration to the Scheme creditors in accordance with the terms of the Scheme. On April 4, 2022, pursuant to the top-up mechanism under the Scheme, the Company issued 291,699 ADSs representing 2,333,592 class A ordinary shares to Scheme creditors.

20.  PROVISION FOR SEC SETTLEMENT (CONTINUED)

According to the offset criteria provided in the Judgement, the final distribution plan is not reasonably objectionable to Commission staff as to the fairness consideration. Pursuant to the Scheme which was effective on December 17, 2021, the Company’s best estimate as of December 31, 2021 was that the final total cash payment to the bond holders would well exceed US$180,000 even though the exact amount would not be determined until closer to the Restructuring Effective Date in January 2022. During December 2021, the Company had informal communications with SEC on predicted distribution plan and the proposed proof of cash payment to Scheme creditors that the Company would be able to provide. The SEC did not state any objection and agreed to the method of payment confirmation proposed by the Company. Therefore, based on all available conditions as of December 31, 2021, it was very probable that the SEC staff would be satisfied that the cash payment to the bond holders to be made in January 2022, estimated at the time to exceed US$180,000, would fully offset the SEC civil penalty as stated in the Judgement. Accordingly, the Company reversed the provision for the SEC Settlement for the year ended December 31, 2021.

On February 3, 2022, the Company received a Notice of Satisfaction of Penalty Provision of the Final Judgment from SEC. See “Note 22. Subsequent events – Satisfaction Notice form SEC”.